Commitments and Contingencies - Future Minimum Payments on Operating Lease (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2014	$ 6,731
2015	4,680
2016	4,098
2017	3,805
2018	3,499
Thereafter	28,587
Total	$ 51,400